Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before tax	€ (75,102)	€ 54,513	€ (78,052)	€ (28,599)	€ (5,749)
Income tax benefit at statutory tax rate			20,095	7,125	1,420
Movement in unrecognized deferred tax assets resulting from carried forward losses			€ (20,095)	€ (7,125)	€ (1,420)
Tax rate effect from change in tax rate			0.00%	0.00%	0.00%